Sales revenues (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Sales revenues		$ 22,979	$ 34,703	$ 49,750	$ 61,892
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		18,200	25,842	37,853	45,664
Domestic Market [Member] | Oil [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,365	2,682	8,456	10,404
Domestic Market [Member] | Breakage [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		218	170	438	274
Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		14,729	20,518	30,911	36,155
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		4,779	8,861	11,897	16,228
Foreign Market [Member] | Oil [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		2,909	5,593	2,715	4,443
Foreign Market [Member] | Exports [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		4,431	8,189	11,172	14,924
Foreign Market [Member] | Fuel Oi Lincluding Bunker Fuel [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,329	2,276	2,363	4,161
Foreign Market [Member] | Other Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		193	320	353	358
Foreign Market [Member] | Sales Abroad [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	[1]	348	672	725	1,305
China [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		982	1,549	3,475	3,120
America [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,231	2,166	2,654	3,832
Europen [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		698	2,059	2,046	3,314
Asian [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		730	461	1,539	960
United States [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		742	1,217	1,305	2,352
Singapore [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		395	1,407	876	2,647
Others Countries [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		1	2	2	3
Diesel [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		7,082	10,681	15,387	18,164
Gasoline [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		3,775	4,309	7,469	8,034
Liquefied Petroleum Gas [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		951	1,437	1,880	2,623
Jet Fuel [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,102	1,400	2,508	2,391
Naphtha [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		430	724	908	1,335
Fuel Oi Lincluding Bunker Fuel [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		261	352	547	718
Other Oil Products [Member] | Domestic Market [Member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,128	1,615	2,212	2,890
Natural Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,429	1,961	2,955	3,684
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		25	95	46	161
Electricities [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		153	109	263	402
Services Agency And Others [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues		$ 281	$ 307	$ 525	$ 545

[1]	Sales revenues from operations outside of Brazil, including trading and excluding exports.